Focused Appreciation Portfolio

SCHEDULE OF INVESTMENTS

September 30, 2025 (unaudited)

Common Stocks (98.5%)	Shares/ Par +	Value $ (000’s)

Communication Services (24.1%)
Alphabet, Inc. - Class A	368,300	89,534
Alphabet, Inc. - Class C	79,884	19,456
Meta Platforms, Inc. - Class A	171,376	125,855
Netflix, Inc. *	89,333	107,103
The Walt Disney Co.	331,944	38,007

Total		379,955

Consumer Discretionary (16.5%)
Alibaba Group Holding, Ltd., ADR	11,220	2,005
Amazon.com, Inc. *	355,044	77,957
NIKE, Inc. - Class B	155,803	10,864
Starbucks Corp.	220,289	18,636
Tesla, Inc. *	301,700	134,172
Yum China Holdings, Inc.	82,047	3,522
Yum! Brands, Inc.	90,387	13,739

Total		260,895

Consumer Staples (2.5%)
Monster Beverage Corp. *	594,257	39,999

Total		39,999

Common Stocks (98.5%)	Shares/ Par +	Value $ (000’s)

Financials (7.7%)
Block, Inc. - Class A *	166,030	11,999
FactSet Research Systems, Inc.	34,413	9,859
PayPal Holdings, Inc. *	150,586	10,098
SEI Investments Co.	196,020	16,632
Visa, Inc. - Class A	211,516	72,208

Total		120,796

Health Care (9.9%)
Illumina, Inc. *	97,731	9,282
Intuitive Surgical, Inc. *	39,875	17,833
Novartis AG, ADR	130,615	16,750
Novo Nordisk A/S, ADR	381,984	21,196
Regeneron Pharmaceuticals, Inc.	44,909	25,251
Roche Holding AG, ADR	297,126	12,423
Thermo Fisher Scientific, Inc.	34,218	16,597
Vertex Pharmaceuticals, Inc. *	94,912	37,171

Total		156,503

Common Stocks (98.5%)	Shares/ Par +	Value $ (000’s)

Industrials (6.5%)
The Boeing Co. *	334,009	72,089
Deere & Co.	31,090	14,216
Expediters International of Washington, Inc.	130,593	16,010

Total		102,315

Information Technology (31.3%)
Autodesk, Inc. *	130,672	41,511
Microsoft Corp.	137,737	71,341
NVIDIA Corp.	887,060	165,508
Oracle Corp.	384,817	108,226
QUALCOMM, Inc.	107,932	17,955
Salesforce, Inc.	132,231	31,339
Shopify, Inc. - Class A *	319,841	47,531
Workday, Inc. - Class A *	45,889	11,047

Total		494,458

Total Common Stocks (Cost: $644,536)		1,554,921

Total Investments (98.5%) (Cost: $644,536)@		1,554,921

Other Assets, Less Liabilities (1.5%)		23,902

Net Assets (100.0%)		1,578,823

+	All par is stated in U.S. Dollar unless otherwise noted.

*	Non income producing

@

At September 30, 2025, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $644,536 and the net unrealized appreciation of investments based on that cost was $910,385 which is comprised of $935,365 aggregate gross unrealized appreciation and $24,980 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

Focused Appreciation Portfolio

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s Investments at September 30, 2025.

	Valuation Inputs
Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs

	(Amounts in thousands)

Assets:
Common Stocks	$1,554,921	$—	$—

Total Assets:	$1,554,921	$—	$—

Abbreviations (unaudited)

Abbreviations that may be used in the preceding statements

ADR	American Depositary Receipt
AFC	Available Funds Cap security - Security accrues interest at an assumed or uncapped rate. If the interest rate on the underlying loans is lower than the uncapped rate, then the security will pay at the lower rate.
CSTR	Collateral Strip Rate security - interest is based on the weighted net interest rate of the collateral.
IO	Interest Only Security
PO	Principal Only Security
RB	Revenue Bond
CPURNSA	U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted
IBOR	Interbank Offered Rate
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
CME	Chicago Mercantile Exchange
ICE	Intercontinental Exchange
FTSE	Financial Times Stock Exchange
SONIO	Sterling Overnight Interbank Average Rate
MUTKCALM	Bank of Japan Unsecured Overnight Call Rate
DAC	Designated Activity Company
RSC	Restricted Scope Company
KSC	Kuwait Shareholding Company
TBA	To Be Announced
CMT	Constant Maturity Treasury
OIS	Overnight Index Swaps
BBR	Bank Bill Rate
BBSW	Bank Bill Swap Reference Rate
DIFC	Dubai International Financial Centre
EURIBOR	Euro Interbank Offered Rate
PRIBOR	Prague Interbank Offered Rate
SDR	Swedish Depository Receipt
ETF	Exchange Traded Fund

Currency Abbreviations
AED	United Arab Emirates Dirham
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNH	Chinese Yuan Renminbi - Offshore
CNY	Chinese Yuan Renminbi
CZK	Czech Koruna
DKK	Danish Krone
EGP	Egyptian Pound
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican New Peso
NGN	Nigerian Naira
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Sol
PLN	Polish Zloty
RUB	Russian Ruble
SAR	Saudi Riyal
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	Taiwan Dollar
USD	United States Dollar
ZAR	South African Rand